Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
DocGo Inc. and Subsidiaries [Member]
Business Segment Information (Tables) [Line Items]
Schedule of operating results for business segments
	Transportation Services	Mobile Health Services	Total
As of Year Ended December 31, 2021
Revenues	$84,268,817	$234,449,763	$318,718,580
Income (loss) from operations	(26,365,962)	41,723,260	15,357,298
Total assets	$229,206,964	$80,395,688	$309,602,652
Depreciation and amortization expense	$5,508,679	$2,002,900	$7,511,579
Stock compensation	$592,664	$783,689	$1,376,353
Long-lived assets	$28,814,481	$3,284,423	$32,098,904

As of Year Ended December 31, 2020
Revenues	$63,188,855	$30,901,803	$94,090,658
Income (loss) from operations	(19,285,424)	4,527,741	(14,757,683)
Total assets	$88,632,928	$11,539,435	$100,172,363
Depreciation and amortization expense	$5,496,769	$10,886	$5,507,655
Stock compensation	$687,072	$—	$687,072
Long-lived assets	$25,710,265	$679,995	$26,390,260